Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 06, 2024
Future Minimum Contractual Charter Revenue [Abstract]
Twelve-month period ending December 31, 2026	$ 15,226
Twelve-month period ending December 31, 2027	924
Total	$ 16,150
Nisea [Member]
Commitments and Contingencies [Abstract]
Term of bareboat charter	18 months
Purchase price of vessel at end of bareboat period	$ 16,620	$ 16,620
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	5 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	21 months